Borrowings - Schedule of Borrowings (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Borrowings [Abstract]
Mortgage borrowings	$ 1,066,160	$ 1,804,950	$ 4,477,254
Total	6,066,160	6,804,950
Related Party [Member]
Schedule of Borrowings [Abstract]
Short-term borrowings, related party	$ 5,000,000	$ 5,000,000